INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other financial assets (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Current
Restricted short-term deposit	$ 4,390,458	$ 4,327,275	$ 4,538,321
US Treasury bills	7,768,410
Other investments	16,640,965	347,718
Other marketable securities		8,515	12,526
Other financial assets	28,799,833	4,683,508	4,550,847
Non-current
Shares of Bioceres S.A.	321,705	374,685	240,920
Other marketable securities	998	1,728	2,438
Other financial assets	$ 322,703	$ 376,413	$ 243,358